OTHER INCOME - Narrative (Details) kr in Millions	12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 NOK (kr)	Dec. 31, 2024 CAD ($)
OTHER INCOME
Other income | $	$ 2,848,175		$ 50,000
Reversal of provision		kr 15
Provision for Port of Hammerfest claim		kr 5